GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

December 31, 2019

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 171.7%
COMMON STOCKS — 171.7%
Automobiles & Components — 2.6%
BorgWarner, Inc.†	282	$12,233
Fiat Chrysler Automobiles NV (Netherlands)†	416	6,111
Ford Motor Co.†	1,244	11,569
Garrett Motion, Inc.*	120	1,199
General Motors Co.†	505	18,483
Harley-Davidson, Inc.(a)	66	2,455
Lear Corp.	7	960
Magna International, Inc. (Canada)†	102	5,594
Visteon Corp.*	19	1,645
Winnebago Industries, Inc.	21	1,113

		61,362

Capital Goods — 23.0%
3M Co.†	136	23,993
A.O. Smith Corp.	59	2,811
Acuity Brands, Inc.	24	3,312
AECOM*	39	1,682
Aerojet Rocketdyne Holdings, Inc.(a)*	60	2,740
AGCO Corp.	7	541
Allegion PLC (Ireland)	33	4,110
AMETEK, Inc.†	116	11,570
Applied Industrial Technologies, Inc.	20	1,334
Arconic, Inc.†	233	7,169
Armstrong World Industries, Inc.†	47	4,417
Atkore International Group, Inc.*	2	81
AZZ, Inc.	1	46
Barnes Group, Inc.	16	991
Bloom Energy Corp., Class A(a)*	149	1,113
BMC Stock Holdings, Inc.*	117	3,357
Builders FirstSource, Inc.†*	222	5,641
BWX Technologies, Inc.(a)	12	745
Carlisle Cos., Inc.†	48	7,768
Caterpillar, Inc.†	61	9,008
Comfort Systems USA, Inc.	27	1,346
Continental Building Products, Inc.†*	122	4,444
Crane Co.	25	2,159
Cummins, Inc.†	107	19,149
Curtiss-Wright Corp.†	24	3,381
Dover Corp.†	95	10,950
Eaton Corp. PLC (Ireland)†	279	26,427
EMCOR Group, Inc.†	53	4,574
Emerson Electric Co.†	394	30,046
Fortune Brands Home & Security, Inc.	32	2,091

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gardner Denver Holdings, Inc.†*	133	$4,878
General Dynamics Corp.	3	529
GMS, Inc.†*	143	3,872
GrafTech International Ltd.†	265	3,079
Great Lakes Dredge & Dock Corp.*	39	442
HD Supply Holdings, Inc.†*	66	2,654
HEICO Corp.	20	2,283
Herc Holdings, Inc.*	15	734
Hexcel Corp.(a)	51	3,739
Hillenbrand, Inc.	60	1,999
Honeywell International, Inc.†	152	26,904
Hubbell, Inc.†	66	9,756
Huntington Ingalls Industries, Inc.†	12	3,011
IDEX Corp.†	25	4,300
Illinois Tool Works, Inc.†	59	10,598
Ingersoll-Rand PLC (Ireland)†	140	18,609
Jacobs Engineering Group, Inc.†	137	12,307
Johnson Controls International PLC (Ireland)†	556	22,635
Kaman Corp.	38	2,505
L3Harris Technologies, Inc.†	76	15,038
Lockheed Martin Corp.†	96	37,380
Masco Corp.†	322	15,453
MasTec, Inc.†*	178	11,420
Meritor, Inc.*	29	759
MRC Global, Inc.(a)*	131	1,787
Navistar International Corp.*	111	3,212
Northrop Grumman Corp.†	85	29,237
NOW, Inc.*	73	820
Owens Corning	19	1,237
Parker-Hannifin Corp.†	8	1,647
Pentair PLC (Ireland)	17	780
Raytheon Co.†	101	22,194
Regal Beloit Corp.†	59	5,051
Rexnord Corp.*	99	3,229
Rockwell Automation, Inc.	9	1,824
Simpson Manufacturing Co., Inc.	38	3,049
SiteOne Landscape Supply, Inc.(a)*	10	906
Snap-on, Inc.†	30	5,082
Spirit AeroSystems Holdings, Inc., Class A†	40	2,915
SPX FLOW, Inc.*	56	2,737
Standex International Corp.	25	1,984
Stanley Black & Decker, Inc.†	11	1,823

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Teledyne Technologies, Inc.*	9	$3,119
Timken Co. (The)†	101	5,687
TransDigm Group, Inc.†(a)	16	8,960
Tutor Perini Corp.*	28	360
United Rentals, Inc.†*	17	2,835
United Technologies Corp.†	145	21,715
Universal Forest Products, Inc.	39	1,860
Valmont Industries, Inc.	7	1,048
Wabash National Corp.	41	602
WABCO Holdings, Inc.*	7	948
Welbilt, Inc.*	1	16
Wesco Aircraft Holdings, Inc.*	22	242
Westinghouse Air Brake Technologies Corp.	1	78
WW Grainger, Inc.†	6	2,031

		550,895

Commercial & Professional Services — 4.2%
ABM Industries, Inc.(a)	26	980
ASGN, Inc.*	14	994
Brink’s Co. (The)(a)	10	907
Cimpress PLC (Ireland)*	4	503
Cintas Corp.†	53	14,261
Clean Harbors, Inc.†*	54	4,630
Deluxe Corp.†	84	4,193
Ennis, Inc.	3	65
FTI Consulting, Inc.†*	28	3,098
Herman Miller, Inc.	8	333
ICF International, Inc.	10	916
Kimball International, Inc., Class B	1	21
ManpowerGroup, Inc.†	61	5,923
Nielsen Holdings PLC (United Kingdom)	127	2,578
Republic Services, Inc.†	165	14,789
Ritchie Bros Auctioneers, Inc. (Canada)	48	2,062
Robert Half International, Inc.†	109	6,883
Steelcase, Inc., Class A	93	1,903
Tetra Tech, Inc.†	52	4,480
Thomson Reuters Corp. (Canada)†	103	7,375
TransUnion†	70	5,993
TriNet Group, Inc.*	16	906
UniFirst Corp.†	13	2,626
Verisk Analytics, Inc.†	9	1,344

	Number of Shares	Value

COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.†	110	$12,536

		100,299

Consumer Durables & Apparel — 4.8%
Cavco Industries, Inc.†*	14	2,735
Fossil Group, Inc.*	94	741
Garmin Ltd. (Switzerland)†	21	2,049
Hanesbrands, Inc.(a)	220	3,267
Hasbro, Inc.†	32	3,379
Helen of Troy Ltd. (Bermuda)*	20	3,596
Installed Building Products, Inc.*	1	69
La-Z-Boy, Inc.	29	913
Leggett & Platt, Inc.	131	6,659
Mattel, Inc.†*	532	7,209
Mohawk Industries, Inc.†*	73	9,956
Newell Brands, Inc.†	431	8,284
NVR, Inc.†*	5	19,042
Polaris, Inc.	24	2,441
PulteGroup, Inc.	25	970
PVH Corp.†	67	7,045
Ralph Lauren Corp.†	31	3,634
Skyline Champion Corp.*	26	824
Sonos, Inc.*	32	500
Steven Madden Ltd.	29	1,247
Sturm Ruger & Co., Inc.	27	1,270
Tempur Sealy International, Inc.*	1	87
TopBuild Corp.†*	75	7,731
VF Corp.†	103	10,265
Whirlpool Corp.†(a)	74	10,917

		114,830

Consumer Services — 6.1%
Adtalem Global Education, Inc.*	18	629
Aramark†	142	6,163
BJ’s Restaurants, Inc.	71	2,695
Bloomin’ Brands, Inc.†	163	3,597
Boyd Gaming Corp.	58	1,736
Career Education Corp.*	64	1,177
Carnival Corp. (Panama)†	197	10,013
Cheesecake Factory, Inc. (The)†	80	3,109
Choice Hotels International, Inc.†(a)	27	2,793
Cracker Barrel Old Country Store, Inc.†	30	4,612
Darden Restaurants, Inc.†	36	3,924
Dave & Buster’s Entertainment, Inc.(a)	15	603
Denny’s Corp.*	38	755

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dine Brands Global, Inc.(a)	27	$2,255
Dunkin’ Brands Group, Inc.	32	2,417
Everi Holdings, Inc.*	109	1,464
frontdoor, Inc.†*	101	4,789
Graham Holdings Co., Class B†	6	3,834
Hilton Worldwide Holdings, Inc.†	56	6,211
International Game Technology PLC (United Kingdom)(a)	42	629
Jack in the Box, Inc.†(a)	54	4,214
Laureate Education, Inc., Class A*	158	2,782
McDonald’s Corp.†	156	30,827
MGM Resorts International	101	3,360
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	125	7,301
Restaurant Brands International, Inc. (Canada)	3	191
Scientific Games Corp.(a)*	70	1,875
SeaWorld Entertainment, Inc.(a)*	34	1,078
Service Corp. International	15	690
Starbucks Corp.†	17	1,495
Strategic Education, Inc.	13	2,066
WW International, Inc.†*	71	2,713
Wyndham Hotels & Resorts, Inc.†	59	3,706
Yum! Brands, Inc.†	209	21,053

		146,756

Energy — 9.6%
Antero Resources Corp.†*	991	2,824
Apache Corp.†(a)	193	4,939
Cabot Oil & Gas Corp.†	33	575
Cactus, Inc., Class A	54	1,853
Callon Petroleum Co.(a)*	132	638
Chevron Corp.†	333	40,130
ConocoPhillips†	344	22,370
Core Laboratories NV (Netherlands)†	57	2,147
Crescent Point Energy Corp. (Canada)	434	1,940
CVR Energy, Inc.†	105	4,245
Delek US Holdings, Inc.(a)	2	67
Devon Energy Corp.†	366	9,505
DHT Holdings, Inc. (Marshall Islands)	174	1,441
DMC Global, Inc.(a)	18	809
Dorian LPG Ltd. (Marshall Islands)*	12	186
Green Plains, Inc.(a)	61	941
Gulfport Energy Corp.(a)*	280	851

	Number of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Helmerich & Payne, Inc.†	282	$12,811
HollyFrontier Corp.†	177	8,976
Imperial Oil Ltd. (Canada)	32	847
Kinder Morgan, Inc.†	341	7,219
Kosmos Energy Ltd.(a)	532	3,032
Marathon Petroleum Corp.	48	2,892
Nabors Industries Ltd. (Bermuda)†	3,386	9,752
National Oilwell Varco, Inc.†(a)	385	9,644
NexTier Oilfield Solutions, Inc.*	249	1,668
Nordic American Tankers Ltd. (Bermuda)	108	531
Oil States International, Inc.*	10	163
Patterson-UTI Energy, Inc.†(a)	784	8,232
PDC Energy, Inc.*	155	4,056
Pembina Pipeline Corp. (Canada)(a)	19	704
Phillips 66†	338	37,657
Range Resources Corp.†	1,078	5,228
TC Energy Corp. (Canada)(a)	53	2,825
TechnipFMC PLC (United Kingdom)†	452	9,691
Valero Energy Corp.†	77	7,211
WPX Energy, Inc.(a)*	36	495

		229,095

Food & Staples Retailing — 4.7%
BJ’s Wholesale Club Holdings, Inc.†*	89	2,024
Costco Wholesale Corp.	10	2,939
Kroger Co. (The)†	112	3,247
Rite Aid Corp.(a)*	53	820
Sprouts Farmers Market, Inc.†*	261	5,050
Sysco Corp.†	330	28,228
Walgreens Boots Alliance, Inc.†	575	33,902
Walmart, Inc.†	301	35,771
Weis Markets, Inc.	1	40

		112,021

Food, Beverage & Tobacco — 16.8%
Altria Group, Inc.†	699	34,887
Archer-Daniels-Midland Co.†	298	13,812
Bunge Ltd. (Bermuda)	15	863
Campbell Soup Co.†(a)	390	19,274
Coca-Cola Co. (The)†	513	28,395
Conagra Brands, Inc.†	223	7,635
Constellation Brands, Inc., Class A†	90	17,077
General Mills, Inc.†	515	27,583
Hershey Co. (The)†	136	19,989
Hostess Brands, Inc.*	62	901

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
JM Smucker Co. (The)†	82	$8,539
John B. Sanfilippo & Son, Inc.	6	548
Kellogg Co.†	259	17,912
Keurig Dr Pepper, Inc.(a)	111	3,213
Kraft Heinz Co. (The)†	1,114	35,793
Lamb Weston Holdings, Inc.†	73	6,280
McCormick & Co., Inc., non-voting shares†(a)	79	13,409
Molson Coors Beverage Co., Class B†	148	7,977
Mondelez International, Inc., Class A†	599	32,993
National Beverage Corp.(a)*	13	663
PepsiCo, Inc.†	250	34,168
Philip Morris International, Inc.†	433	36,844
Pilgrim’s Pride Corp.†*	163	5,333
Simply Good Foods Co. (The)*	50	1,427
TreeHouse Foods, Inc.(a)*	33	1,600
Tyson Foods, Inc., Class A†	184	16,751
Universal Corp.†	54	3,081
Vector Group Ltd.†(a)	339	4,539

		401,486

Health Care Equipment & Services — 11.4%
ABIOMED, Inc.*	32	5,459
Allscripts Healthcare Solutions, Inc.†(a)*	452	4,436
Amedisys, Inc.*	13	2,170
AmerisourceBergen Corp.†	158	13,433
Anthem, Inc.†	3	906
Baxter International, Inc.†	2	167
Cardinal Health, Inc.†	243	12,291
Cerner Corp.	15	1,101
Cigna Corp.	4	818
CONMED Corp.	23	2,572
Covetrus, Inc.*	7	92
CVS Health Corp.†	525	39,002
Danaher Corp.†	25	3,837
DaVita, Inc.†*	242	18,157
DENTSPLY SIRONA, Inc.†	85	4,810
Edwards Lifesciences Corp.*	26	6,066
HCA Healthcare, Inc.	5	739
HealthEquity, Inc.†*	31	2,296
Henry Schein, Inc.†*	196	13,077
Hill-Rom Holdings, Inc.†	35	3,974

	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HMS Holdings Corp.†*	211	$6,246
Humana, Inc.†	32	11,729
ICU Medical, Inc.*	6	1,123
IDEXX Laboratories, Inc.*	4	1,045
Inovalon Holdings, Inc., Class A(a)*	39	734
Integer Holdings Corp.†*	61	4,906
Integra LifeSciences Holdings Corp.†*	75	4,371
Laboratory Corp. of America Holdings†*	25	4,229
Lantheus Holdings, Inc.*	1	21
LivaNova PLC (United Kingdom)†*	31	2,338
Magellan Health, Inc.*	2	156
Masimo Corp.*	11	1,739
McKesson Corp.†	84	11,619
MEDNAX, Inc.†*	182	5,058
Medtronic PLC (Ireland)†	137	15,543
Mesa Laboratories, Inc.	9	2,245
Natus Medical, Inc.*	41	1,353
NextGen Healthcare, Inc.†*	147	2,362
Novocure Ltd. (Jersey)*	60	5,056
Omnicell, Inc.†*	66	5,394
Patterson Cos., Inc.	1	20
Quest Diagnostics, Inc.†	97	10,359
Select Medical Holdings Corp.*	133	3,104
STERIS PLC (Ireland)†	24	3,658
Tivity Health, Inc.(a)*	118	2,401
UnitedHealth Group, Inc.	1	294
Universal Health Services, Inc., Class B†	74	10,616
Varex Imaging Corp.*	30	894
Veeva Systems, Inc., Class A†*	45	6,330
WellCare Health Plans, Inc.†*	22	7,265
West Pharmaceutical Services, Inc.†	38	5,713

		273,324

Household & Personal Products — 5.4%
Church & Dwight Co., Inc.†	171	12,028
Clorox Co. (The)†	79	12,130
Colgate-Palmolive Co.†	502	34,558
Coty, Inc., Class A†(a)	972	10,935
Edgewell Personal Care Co.†(a)*	92	2,848
elf Beauty, Inc.*	49	790
Kimberly-Clark Corp.†	218	29,986
Procter & Gamble Co. (The)†	198	24,730

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.	37	$2,379

		130,384

Materials — 14.5%
A. Schulman, Inc. CVR(b)*	1	1
Air Products & Chemicals, Inc.†	83	19,504
AK Steel Holding Corp.(a)*	379	1,247
Alamos Gold, Inc., Class A (Canada)	347	2,089
Allegheny Technologies, Inc.(a)*	198	4,091
Ashland Global Holdings, Inc.†	84	6,429
Avery Dennison Corp.†	34	4,448
Axalta Coating Systems Ltd. (Bermuda)*	42	1,277
Balchem Corp.	2	203
Ball Corp.†	204	13,193
Boise Cascade Co.	1	37
Cabot Corp.	12	570
Celanese Corp.†	63	7,757
CF Industries Holdings, Inc.†	234	11,171
Chase Corp.	13	1,540
Coeur Mining, Inc.*	84	679
Crown Holdings, Inc.*	81	5,876
Domtar Corp.	31	1,185
DuPont de Nemours, Inc.†	339	21,764
Eagle Materials, Inc.†	50	4,533
Eastman Chemical Co.†	75	5,944
Ecolab, Inc.†	65	12,544
Element Solutions, Inc.*	212	2,476
FMC Corp.†	72	7,187
Graphic Packaging Holding Co.†	401	6,677
H.B. Fuller Co.†	73	3,765
Huntsman Corp.	93	2,247
International Paper Co.†	273	12,572
Kirkland Lake Gold Ltd. (Canada)†(a)	163	7,183
Kraton Corp.*	49	1,241
Linde PLC (Ireland)†	92	19,587
LyondellBasell Industries NV, Class A (Netherlands)†	147	13,889
Martin Marietta Materials, Inc.†	42	11,745
Methanex Corp. (Canada)	19	734
Mosaic Co. (The)	57	1,233
Neenah, Inc.	27	1,902
NewMarket Corp.†	5	2,433
Norbord, Inc. (Canada)	35	936
Nucor Corp.†	117	6,585

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America†(a)	72	$8,063
PolyOne Corp.	77	2,833
PPG Industries, Inc.†	164	21,892
Reliance Steel & Aluminum Co.†	101	12,096
Royal Gold, Inc.†	63	7,702
RPM International, Inc.	48	3,684
Scotts Miracle-Gro Co. (The)†(a)	41	4,353
Sealed Air Corp.†	64	2,549
Sensient Technologies Corp.(a)	28	1,851
Sherwin-Williams Co. (The)†	30	17,506
Silgan Holdings, Inc.	58	1,803
Summit Materials, Inc., Class A*	149	3,561
Trinseo SA (Luxembourg)	48	1,786
Valvoline, Inc.	8	171
Verso Corp., Class A†*	163	2,939
Vulcan Materials Co.	19	2,736
Westrock Co.†	127	5,450
Wheaton Precious Metals Corp. (Canada)†	229	6,813
WR Grace & Co.	26	1,816
Yamana Gold, Inc. (Canada)†	2,287	9,034

		347,112

Media & Entertainment — 6.0%
Activision Blizzard, Inc.	47	2,793
AMC Entertainment Holdings, Inc., Class A(a)	140	1,014
AMC Networks, Inc., Class A(a)*	62	2,449
Cargurus, Inc.*	9	317
Cars.com, Inc.†*	162	1,980
Charter Communications, Inc., Class A†*	67	32,500
Cinemark Holdings, Inc.(a)	89	3,013
Comcast Corp., Class A†	598	26,892
Discovery, Inc., Class A†(a)*	152	4,976
DISH Network Corp., Class A†*	127	4,505
EverQuote, Inc., Class A*	12	412
Fox Corp., Class A†	462	17,126
Interpublic Group of Cos., Inc. (The)†(a)	254	5,867
MSG Networks, Inc., Class A†*	162	2,819
News Corp., Class A	83	1,174
Omnicom Group, Inc.†	165	13,368
QuinStreet, Inc.(a)*	36	551
Take-Two Interactive Software, Inc.†*	63	7,713

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TEGNA, Inc.(a)	52	$868
TripAdvisor, Inc.†	70	2,127
ViacomCBS, Inc., Class B	231	9,695
Walt Disney Co. (The)	4	579
Yelp, Inc.*	30	1,045

		143,783

Pharmaceuticals, Biotechnology & Life Sciences — 13.0%
AbbVie, Inc.†	287	25,411
Alexion Pharmaceuticals, Inc.†*	75	8,111
Allergan PLC (Ireland)	35	6,691
Amgen, Inc.†	135	32,544
Arrowhead Pharmaceuticals, Inc.(a)*	57	3,616
Bausch Health Cos, Inc. (Canada)†*	124	3,710
Biogen, Inc.†*	136	40,355
Bio-Rad Laboratories, Inc., Class A†*	15	5,550
Bristol-Myers Squibb Co.	748	48,014
Bruker Corp.	10	510
ChemoCentryx, Inc.*	3	119
Coherus Biosciences, Inc.*	92	1,656
Corcept Therapeutics, Inc.(a)*	37	448
Eli Lilly & Co.†	10	1,314
Exelixis, Inc.†*	114	2,009
FibroGen, Inc.*	42	1,801
Gilead Sciences, Inc.†	321	20,859
ImmunoGen, Inc.*	68	347
Incyte Corp.†*	45	3,929
Ionis Pharmaceuticals, Inc.†*	71	4,289
Ironwood Pharmaceuticals, Inc.(a)*	95	1,264
Johnson & Johnson†	173	25,236
Medpace Holdings, Inc.†(a)*	96	8,070
Merck & Co., Inc.†	236	21,464
Mettler-Toledo International, Inc.*	2	1,587
Natera, Inc.*	44	1,482
Neurocrine Biosciences, Inc.*	12	1,290
Pacira BioSciences, Inc.*	46	2,084
Pfizer, Inc.†	705	27,622
Portola Pharmaceuticals, Inc.(a)*	29	693
PRA Health Sciences, Inc.*	4	445
Provention Bio, Inc.*	2	30
QIAGEN NV (Netherlands)*	25	845
Repligen Corp.*	8	740
Supernus Pharmaceuticals, Inc.*	53	1,257
Thermo Fisher Scientific, Inc.	2	650
United Therapeutics Corp.*	49	4,316

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Vanda Pharmaceuticals, Inc.*	104	$1,707

		312,065

Retailing — 10.6%
Aaron’s, Inc.	20	1,142
Advance Auto Parts, Inc.†	55	8,809
American Eagle Outfitters, Inc.(a)	87	1,279
Asbury Automotive Group, Inc.†(a)*	36	4,024
AutoNation, Inc.†*	74	3,599
AutoZone, Inc.†*	14	16,678
Best Buy Co., Inc.†	35	3,073
Booking Holdings, Inc.†*	9	18,484
Burlington Stores, Inc.*	14	3,192
Camping World Holdings, Inc., Class A	3	44
Children’s Place, Inc. (The)(a)	21	1,313
Core-Mark Holding Co., Inc.	74	2,012
Dollar General Corp.†	172	26,829
eBay, Inc.†	575	20,763
Expedia Group, Inc.†	36	3,893
Gap, Inc. (The)(a)	177	3,129
Genesco, Inc.(a)*	42	2,013
Genuine Parts Co.	29	3,081
Group 1 Automotive, Inc.	20	2,000
Groupon, Inc.*	102	244
Home Depot, Inc. (The)†	99	21,620
Kohl’s Corp.†	30	1,528
Lithia Motors, Inc., Class A†	14	2,058
LKQ Corp.†*	548	19,564
Lowe’s Cos., Inc.†	4	479
Michaels Cos., Inc. (The)(a)*	276	2,233
Murphy USA, Inc.†*	37	4,329
O’Reilly Automotive, Inc.†*	3	1,315
Pool Corp.	13	2,761
Qurate Retail, Inc.*	299	2,521
RH†(a)*	53	11,316
Sally Beauty Holdings, Inc.(a)*	35	639
Signet Jewelers Ltd. (Bermuda)†	346	7,522
Sleep Number Corp.*	36	1,773
Sonic Automotive, Inc., Class A	18	558
Stamps.com, Inc.*	27	2,255
Target Corp.†	285	36,540
TJX Cos., Inc. (The)	2	122

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.†	106	$9,905

		254,639

Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.†	20	1,221
Cirrus Logic, Inc.†*	68	5,604
Cree, Inc.†(a)*	52	2,400
Diodes, Inc.†*	90	5,073
Intel Corp.	20	1,197
Lam Research Corp.†	71	20,760
Lattice Semiconductor Corp.†*	360	6,890
Onto Innovation, Inc.*	58	2,119
Qorvo, Inc.†*	136	15,807
QUALCOMM, Inc.†	27	2,382
Skyworks Solutions, Inc.	3	363
SMART Global Holdings, Inc. (Cayman Islands)*	34	1,290
Synaptics, Inc.(a)*	33	2,170
Teradyne, Inc.	18	1,227
Ultra Clean Holdings, Inc.*	40	939
Universal Display Corp.†	39	8,037
Xperi Corp.	63	1,166

		78,645

Software & Services — 10.8%
Accenture PLC, Class A (Ireland)†	98	20,636
Alarm.com Holdings, Inc.†*	85	3,652
Alliance Data Systems Corp.	35	3,927
Alteryx, Inc., Class A†*	6	600
Amdocs, Ltd. (Guernsey)†	88	6,353
ANSYS, Inc.*	5	1,287
Appfolio, Inc., Class A(a)*	7	770
Aspen Technology, Inc.†*	71	8,586
Automatic Data Processing, Inc.†	5	852
Blackbaud, Inc.(a)	18	1,433
Booz Allen Hamilton Holding Corp.†	15	1,067
Broadridge Financial Solutions, Inc.†	90	11,119
CACI International, Inc., Class A*	12	3,000
Cadence Design Systems, Inc.†*	28	1,942
CGI, Inc. (Canada)*	36	3,014
Cision Ltd. (Cayman Islands)*	78	778
CommVault Systems, Inc.†*	74	3,303
Digital Turbine, Inc.*	12	86
Euronet Worldwide, Inc.*	18	2,836
Fair Isaac Corp.†*	12	4,496
FleetCor Technologies, Inc.†*	41	11,797

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fortinet, Inc.*	5	$534
Globant SA (Luxembourg)†*	34	3,606
GoDaddy, Inc., Class A*	72	4,890
International Business Machines Corp.†	129	17,291
j2 Global, Inc.	14	1,312
Jack Henry & Associates, Inc.	15	2,185
KBR, Inc.	32	976
Leidos Holdings, Inc.†	129	12,628
LiveRamp Holdings, Inc.*	11	529
Manhattan Associates, Inc.*	28	2,233
MAXIMUS, Inc.	16	1,190
Microsoft Corp.†	16	2,523
NIC, Inc.	129	2,883
NortonLifeLock, Inc.†	34	868
Nuance Communications, Inc.†*	411	7,328
Open Text Corp. (Canada)†	115	5,068
Oracle Corp.†	538	28,503
Paychex, Inc.†	63	5,359
Paycom Software, Inc.†*	3	794
Paylocity Holding Corp.*	24	2,900
Perspecta, Inc.	156	4,125
Progress Software Corp.	83	3,449
Qualys, Inc.(a) *	49	4,085
Sabre Corp.	154	3,456
SPS Commerce, Inc.†*	115	6,373
Square, Inc., Class A(a)*	148	9,259
SS&C Technologies Holdings, Inc.	80	4,912
Synopsys, Inc.*	12	1,670
TiVo Corp.	64	543
Tyler Technologies, Inc.†*	17	5,100
Verint Systems, Inc.†*	46	2,547
VeriSign, Inc.†*	26	5,010
Western Union Co. (The)†(a)	449	12,024

		257,687

Technology Hardware & Equipment — 8.7%
Acacia Communications, Inc.†*	35	2,373
Amphenol Corp., Class A†	44	4,762
Anixter International, Inc.*	9	829
Apple, Inc.†	114	33,476
Avnet, Inc.†	109	4,626
AVX Corp.	58	1,187
Badger Meter, Inc.	49	3,182
Belden, Inc.†	38	2,090

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CDW Corp.†	10	$1,428
Ciena Corp.*	149	6,361
Cisco Systems, Inc.†	526	25,227
Coherent, Inc.(a)*	11	1,830
Comtech Telecommunications Corp.	2	71
Diebold Nixdorf, Inc.(a)*	314	3,316
EchoStar Corp., Class A†*	145	6,280
F5 Networks, Inc.†*	40	5,586
Fabrinet (Cayman Islands)*	17	1,102
Hewlett Packard Enterprise Co.†	284	4,504
HP, Inc.†	546	11,220
Insight Enterprises, Inc.(a)*	28	1,968
Itron, Inc.*	21	1,763
Jabil, Inc.	51	2,108
Juniper Networks, Inc.†	287	7,069
Keysight Technologies, Inc.†*	70	7,184
Motorola Solutions, Inc.†	50	8,057
MTS Systems Corp.	13	624
NCR Corp.†*	166	5,837
NetApp, Inc.†	39	2,428
OSI Systems, Inc.*	20	2,015
ScanSource, Inc.*	31	1,145
TE Connectivity Ltd. (Switzerland)†	200	19,168
Tech Data Corp.*	28	4,021
TTM Technologies, Inc.(a)*	102	1,535
Viavi Solutions, Inc.*	71	1,065
Vishay Intertechnology, Inc.†	190	4,045
Xerox Holdings Corp.†	389	14,342
Zebra Technologies Corp., Class A†*	16	4,087

		207,911

Telecommunication Services — 4.6%
AT&T, Inc.†	1,137	44,434
BCE, Inc. (Canada)	13	603
CenturyLink, Inc.†	576	7,609
Cogent Communications Holdings, Inc.	37	2,435
Iridium Communications, Inc.(a)*	45	1,109
Rogers Communications, Inc., Class B (Canada)†	14	695
T-Mobile US, Inc.†*	45	3,529
Verizon Communications, Inc.†	789	48,445
Zayo Group Holdings, Inc.*	17	589

		109,448

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Transportation — 7.4%
Alaska Air Group, Inc.†(a)	124	$8,401
American Airlines Group, Inc.	66	1,893
ArcBest Corp.	79	2,180
Canadian Pacific Railway Ltd. (Canada)†	6	1,530
CH Robinson Worldwide, Inc.†	125	9,775
CSX Corp.†	289	20,912
Delta Air Lines, Inc.†	426	24,912
Echo Global Logistics, Inc.*	43	890
Expeditors International of Washington, Inc.†	119	9,284
Heartland Express, Inc.	44	926
Hub Group, Inc., Class A*	24	1,231
JB Hunt Transport Services, Inc.†(a)	51	5,956
JetBlue Airways Corp.†*	483	9,042
Kansas City Southern†	56	8,577
Landstar System, Inc.†	61	6,946
Norfolk Southern Corp.†	23	4,465
Old Dominion Freight Line, Inc.(a)	19	3,606
Schneider National, Inc., Class B†	102	2,226
Southwest Airlines Co.†	542	29,257
United Airlines Holdings, Inc.†*	226	19,908
XPO Logistics, Inc.(a)*	70	5,579

		177,496

Utilities — 4.2%
CMS Energy Corp.†	185	11,625
Evergy, Inc.†	172	11,195
Exelon Corp.†	374	17,051
NRG Energy, Inc.†	211	8,387
OGE Energy Corp.†	89	3,958
Pinnacle West Capital Corp.	12	1,079
Public Service Enterprise Group, Inc.†	100	5,905
Sempra Energy†	28	4,241
Southern Co. (The)†	563	35,863
Vistra Energy Corp.	24	552

		99,856

TOTAL COMMON STOCKS (Cost $3,570,371)		4,109,094

TOTAL LONG POSITIONS - 171.7%		4,109,094

(Cost $3,570,371)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

SHORT POSITIONS — (74.5)%
COMMON STOCKS — (74.5)%
Automobiles & Components — (1.2)%
Adient PLC (Ireland)*	(52)	$(1,105)
American Axle & Manufacturing Holdings, Inc.*	(160)	(1,721)
Cooper Tire & Rubber Co.	(65)	(1,869)
Dana, Inc.	(302)	(5,496)
Delphi Technologies PLC (Jersey)*	(216)	(2,771)
Dorman Products, Inc.*	(53)	(4,013)
Fox Factory Holding Corp.*	(47)	(3,270)
Goodyear Tire & Rubber Co. (The)	(235)	(3,655)
Standard Motor Products, Inc.	(12)	(639)
Tenneco, Inc., Class A	(169)	(2,214)
Thor Industries, Inc.	(31)	(2,303)

		(29,056)

Capital Goods — (5.4)%
AAR Corp.	(70)	(3,157)
Actuant Corp., Class A	(61)	(1,588)
Advanced Drainage Systems, Inc.	(18)	(699)
Allison Transmission Holdings, Inc.	(89)	(4,300)
Arcosa, Inc.	(40)	(1,782)
Argan, Inc.	(41)	(1,646)
Astec Industries, Inc.	(17)	(714)
Beacon Roofing Supply, Inc.*	(64)	(2,047)
Chart Industries, Inc.*	(66)	(4,454)
Colfax Corp.*	(81)	(2,947)
Cubic Corp.	(30)	(1,907)
Dycom Industries, Inc.*	(92)	(4,338)
EnerSys	(114)	(8,531)
Evoqua Water Technologies Corp.*	(94)	(1,781)
Federal Signal Corp.	(30)	(968)
Fluor Corp.	(55)	(1,038)
Generac Holdings, Inc.*	(32)	(3,219)
Graco, Inc.	(21)	(1,092)
Harsco Corp.*	(87)	(2,002)
Kennametal, Inc.	(62)	(2,287)
Kratos Defense & Security Solutions, Inc.*	(175)	(3,152)
Lennox International, Inc.	(30)	(7,319)
Lincoln Electric Holdings, Inc.	(8)	(774)
Mercury Systems, Inc.*	(28)	(1,935)
Middleby Corp. (The)*	(8)	(876)
Moog, Inc., Class A	(18)	(1,536)
Mueller Water Products, Inc., Class A	(357)	(4,277)
Nordson Corp.	(37)	(6,025)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Patrick Industries, Inc.	(43)	$(2,254)
Proto Labs, Inc.*	(33)	(3,351)
Quanta Services, Inc.	(142)	(5,781)
Raven Industries, Inc.	(31)	(1,068)
Resideo Technologies, Inc.*	(247)	(2,947)
REV Group, Inc.	(103)	(1,260)
Sensata Technologies Holding PLC (United Kingdom)*	(32)	(1,724)
Sunrun, Inc.*	(619)	(8,548)
Toro Co. (The)	(71)	(5,657)
Trex Co., Inc.*	(57)	(5,123)
Triumph Group, Inc.	(48)	(1,213)
Univar Solutions, Inc.*	(168)	(4,072)
Vicor Corp.*	(118)	(5,513)
Vivint Solar, Inc.*	(281)	(2,040)
Watsco, Inc.	(15)	(2,702)
WESCO International, Inc.*	(10)	(594)

		(130,238)

Commercial & Professional Services — (1.3)%
Advanced Disposal Services, Inc.*	(37)	(1,216)
Brady Corp., Class A	(9)	(515)
Casella Waste Systems, Inc., Class A*	(68)	(3,130)
Covanta Holding Corp.	(67)	(994)
Exponent, Inc.	(8)	(552)
HNI Corp.	(15)	(562)
Insperity, Inc.	(71)	(6,109)
Interface, Inc.	(29)	(481)
Korn Ferry	(39)	(1,654)
MSA Safety, Inc.	(51)	(6,444)
Rollins, Inc.	(81)	(2,686)
Team, Inc.*	(62)	(990)
Upwork, Inc.*	(96)	(1,024)
US Ecology, Inc.	(66)	(3,822)

		(30,179)

Consumer Durables & Apparel — (4.5)%
Callaway Golf Co.	(183)	(3,880)
Canada Goose Holdings, Inc. (Canada)*	(197)	(7,139)
Capri Holdings Ltd. (British Virgin Islands)*	(251)	(9,576)
Columbia Sportswear Co.	(59)	(5,911)
Crocs, Inc.*	(25)	(1,047)
Deckers Outdoor Corp.*	(54)	(9,118)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group Ltd.*	(107)	$(3,584)
Gildan Activewear, Inc. (Canada)	(88)	(2,599)
GoPro, Inc., Class A*	(1,078)	(4,679)
iRobot Corp.*	(340)	(17,214)
Kontoor Brands, Inc.	(11)	(462)
Levi Strauss & Co., Class A	(172)	(3,318)
Lululemon Athletica, Inc.*	(57)	(13,205)
NIKE, Inc., Class B	(43)	(4,356)
Skechers U.S.A., Inc., Class A*	(13)	(561)
Under Armour, Inc., Class C*	(76)	(1,458)
Wolverine World Wide, Inc.	(234)	(7,895)
YETI Holdings, Inc.*	(304)	(10,573)

		(106,575)

Consumer Services — (2.1)%
Brinker International, Inc.	(140)	(5,880)
Churchill Downs, Inc.	(21)	(2,881)
Grand Canyon Education, Inc.*	(19)	(1,820)
Houghton Mifflin Harcourt Co.*	(113)	(706)
OneSpaWorld Holdings Ltd. (Bahamas)*	(57)	(960)
Papa John’s International, Inc.	(36)	(2,273)
Red Rock Resorts, Inc., Class A	(182)	(4,359)
Regis Corp.*	(50)	(894)
Royal Caribbean Cruises Ltd. (Liberia)	(12)	(1,602)
Shake Shack, Inc., Class A*	(76)	(4,527)
Stars Group, Inc. (The) (Canada)*	(276)	(7,201)
Vail Resorts, Inc.	(26)	(6,236)
Wingstop, Inc.	(122)	(10,520)
Wynn Resorts Ltd.	(9)	(1,250)

		(51,109)

Energy — (7.7)%
Archrock, Inc.	(258)	(2,590)
Cameco Corp. (Canada)	(209)	(1,860)
Canadian Natural Resources Ltd. (Canada)	(73)	(2,362)
Centennial Resource Development, Inc., Class A*	(2,201)	(10,169)
Chesapeake Energy Corp.*	(12,440)	(10,270)
Cimarex Energy Co.	(59)	(3,097)
CNX Resources Corp.*	(183)	(1,620)
Concho Resources, Inc.	(45)	(3,941)
Continental Resources, Inc.	(78)	(2,675)
Diamond Offshore Drilling, Inc.*	(1,052)	(7,564)

	Number
	of Shares	Value

COMMON STOCKS — (Continued)
Energy — (Continued)
Diamondback Energy, Inc.	(206)	$(19,129)
Enbridge, Inc. (Canada)	(16)	(636)
Encana Corp. (Canada)	(943)	(4,423)
Enerplus Corp. (Canada)	(21)	(150)
Equitrans Midstream Corp.	(871)	(11,637)
Hess Corp.	(93)	(6,213)
Jagged Peak Energy, Inc.*	(327)	(2,776)
Laredo Petroleum, Inc.*	(524)	(1,504)
Magnolia Oil & Gas Corp., Class A*	(63)	(793)
Matador Resources Co.*	(63)	(1,132)
Murphy Oil Corp.	(64)	(1,715)
Noble Energy, Inc.	(88)	(2,186)
Northern Oil and Gas, Inc.*	(971)	(2,272)
Oasis Petroleum, Inc.*	(1,920)	(6,259)
Occidental Petroleum Corp.	(280)	(11,539)
ONEOK, Inc.	(60)	(4,540)
Par Pacific Holdings, Inc.*	(71)	(1,650)
ProPetro Holding Corp.*	(168)	(1,890)
Renewable Energy Group, Inc.*	(32)	(862)
RPC, Inc.	(482)	(2,526)
SFL Corp. Ltd. (Bermuda)	(173)	(2,515)
SM Energy Co.	(497)	(5,586)
Solaris Oilfield Infrastructure, Inc., Class A	(193)	(2,702)
Southwestern Energy Co.*	(4,282)	(10,362)
Talos Energy, Inc.*	(1)	(30)
Targa Resources Corp.	(208)	(8,493)
Valaris PLC (United Kingdom)	(2,351)	(15,423)
W&T Offshore, Inc.*	(180)	(1,001)
Whiting Petroleum Corp.*	(801)	(5,879)
Williams Cos., Inc. (The)	(106)	(2,514)

		(184,485)

Food & Staples Retailing — (0.3)%
Casey’s General Stores, Inc.	(6)	(954)
Performance Food Group Co.*	(71)	(3,655)
United Natural Foods, Inc.*	(63)	(552)
US Foods Holding Corp.*	(29)	(1,215)

		(6,376)

Food, Beverage & Tobacco — (1.4)%
B&G Foods, Inc.	(155)	(2,779)
Boston Beer Co., Inc. (The), Class A*	(11)	(4,156)
Brown-Forman Corp., Class B	(138)	(9,329)
Cott Corp. (Canada)	(278)	(3,803)
Darling Ingredients, Inc.*	(125)	(3,510)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Freshpet, Inc.*	(86)	$(5,082)
Hain Celestial Group, Inc. (The)*	(110)	(2,855)
MGP Ingredients, Inc.	(14)	(678)

		(32,192)

Health Care Equipment & Services — (4.3)%
Acadia Healthcare Co., Inc.*	(56)	(1,860)
Align Technology, Inc.*	(11)	(3,069)
AtriCure, Inc.*	(23)	(748)
Avanos Medical, Inc.*	(10)	(338)
Axogen, Inc.*	(171)	(3,059)
Boston Scientific Corp.*	(206)	(9,315)
Brookdale Senior Living, Inc.*	(110)	(800)
Cantel Medical Corp.	(99)	(7,019)
Cerus Corp.*	(51)	(215)
Cooper Cos., Inc. (The)	(12)	(3,855)
Encompass Health Corp.	(140)	(9,698)
Ensign Group, Inc. (The)	(59)	(2,677)
Evolent Health, Inc., Class A*	(421)	(3,810)
Glaukos Corp.*	(99)	(5,393)
Globus Medical, Inc., Class A*	(45)	(2,650)
Hologic, Inc.*	(26)	(1,357)
Inogen, Inc.*	(29)	(1,982)
Inspire Medical Systems, Inc.*	(86)	(6,382)
iRhythm Technologies, Inc.*	(104)	(7,081)
LHC Group, Inc.*	(19)	(2,617)
Merit Medical Systems, Inc.*	(196)	(6,119)
Nevro Corp.*	(16)	(1,881)
Penumbra, Inc.*	(8)	(1,314)
PetIQ, Inc.*	(104)	(2,605)
RadNet, Inc.*	(50)	(1,015)
STAAR Surgical Co.*	(64)	(2,251)
Tabula Rasa HealthCare, Inc.*	(86)	(4,186)
Tenet Healthcare Corp.*	(142)	(5,400)
Vocera Communications, Inc.*	(102)	(2,118)
Wright Medical Group NV (Netherlands)*	(29)	(884)

		(101,698)

Household & Personal Products — (0.7)%
BellRing Brands, Inc., Class A*	(6)	(128)
Energizer Holdings, Inc.	(121)	(6,077)
Estee Lauder Cos., Inc. (The), Class A	(40)	(8,262)
WD-40 Co.	(15)	(2,912)

		(17,379)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (7.1)%
Albemarle Corp.	(58)	$(4,236)
American Vanguard Corp.	(43)	(837)
Barrick Gold Corp. (Canada)	(619)	(11,507)
Berry Global Group, Inc.*	(181)	(8,596)
Carpenter Technology Corp.	(12)	(597)
Cleveland-Cliffs, Inc.	(2,590)	(21,756)
Compass Minerals International, Inc.	(26)	(1,585)
Corteva, Inc.	(242)	(7,154)
Fortuna Silver Mines, Inc. (Canada)*	(822)	(3,354)
Freeport-McMoRan, Inc.	(1,586)	(20,808)
GCP Applied Technologies, Inc.*	(71)	(1,612)
Greif, Inc., Class A	(30)	(1,326)
Hecla Mining Co.	(2,278)	(7,722)
Hudbay Minerals, Inc. (Canada)	(11)	(46)
Ingevity Corp.*	(35)	(3,058)
Livent Corp.*	(418)	(3,574)
Louisiana-Pacific Corp.	(665)	(19,731)
New Gold, Inc. (Canada)*	(27)	(24)
Newmont Goldcorp Corp.	(357)	(15,512)
O-I Glass, Inc.	(326)	(3,889)
Pan American Silver Corp. (Canada)	(94)	(2,227)
PH Glatfelter Co.	(39)	(714)
Steel Dynamics, Inc.	(64)	(2,179)
Teck Resources Ltd., Class B (Canada)	(279)	(4,846)
Tronox Holdings PLC, Class A (United Kingdom)	(407)	(4,648)
United States Steel Corp.	(1,035)	(11,809)
Westlake Chemical Corp.	(91)	(6,384)

		(169,731)

Media & Entertainment — (3.1)%
Eventbrite, Inc., Class A*	(77)	(1,553)
EW Scripps Co. (The), Class A	(55)	(864)
Glu Mobile, Inc.*	(372)	(2,251)
Gray Television, Inc.*	(78)	(1,672)
IAC/InterActiveCorp.*	(18)	(4,484)
Madison Square Garden Co. (The), Class A*	(14)	(4,119)
Meredith Corp.	(94)	(3,052)
Nexstar Media Group, Inc., Class A	(96)	(11,256)
Sinclair Broadcast Group, Inc., Class A	(198)	(6,601)
Twitter, Inc.*	(363)	(11,634)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
World Wrestling Entertainment, Inc., Class A	(271)	$(17,580)
Zillow Group, Inc., Class C*	(189)	(8,683)

		(73,749)

Pharmaceuticals, Biotechnology & Life Sciences — (6.8)%
Acceleron Pharma, Inc.*	(13)	(689)
Aerie Pharmaceuticals, Inc.*	(49)	(1,184)
Agilent Technologies, Inc.	(91)	(7,763)
Agios Pharmaceuticals, Inc.*	(25)	(1,194)
Allogene Therapeutics, Inc.*	(33)	(857)
Amicus Therapeutics, Inc.*	(256)	(2,493)
Arena Pharmaceuticals, Inc.*	(47)	(2,135)
ArQule, Inc.*	(249)	(4,970)
Audentes Therapeutics, Inc.*	(17)	(1,017)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(22)	(1,198)
Bluebird Bio, Inc.*	(134)	(11,758)
Blueprint Medicines Corp.*	(49)	(3,925)
Cara Therapeutics, Inc.*	(18)	(290)
CareDx, Inc.*	(92)	(1,984)
Catalent, Inc.*	(123)	(6,925)
Codexis, Inc.*	(142)	(2,271)
Cronos Group, Inc. (Canada)*	(1,039)	(7,969)
Cytokinetics, Inc.*	(2)	(21)
Elanco Animal Health, Inc.*	(342)	(10,072)
Emergent BioSolutions, Inc.*	(61)	(3,291)
Fate Therapeutics, Inc.*	(89)	(1,742)
Gossamer Bio, Inc.*	(6)	(94)
Horizon Therapeutics PLC (Ireland)*	(108)	(3,910)
Illumina, Inc.*	(16)	(5,308)
Insmed, Inc.*	(94)	(2,245)
Intra-Cellular Therapies, Inc.*	(139)	(4,769)
Intrexon Corp.*	(6)	(33)
Invitae Corp.*	(39)	(629)
Ligand Pharmaceuticals, Inc.*	(64)	(6,675)
Luminex Corp.	(110)	(2,548)
MacroGenics, Inc.*	(75)	(816)
Mylan NV (Netherlands)*	(424)	(8,522)
Myriad Genetics, Inc.*	(252)	(6,862)
NanoString Technologies, Inc.*	(76)	(2,114)
Nektar Therapeutics*	(257)	(5,547)
Pacific Biosciences of California, Inc.*	(601)	(3,089)
PerkinElmer, Inc.	(79)	(7,671)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Perrigo Co. PLC (Ireland)	(80)	$(4,133)
Regeneron Pharmaceuticals, Inc.*	(6)	(2,253)
REGENXBIO, Inc.*	(103)	(4,220)
Revance Therapeutics, Inc.*	(1)	(16)
Sage Therapeutics, Inc.*	(16)	(1,155)
Sangamo Therapeutics, Inc.*	(283)	(2,369)
Sarepta Therapeutics, Inc.*	(18)	(2,323)
Syneos Health, Inc.*	(9)	(535)
Theravance Biopharma, Inc. (Cayman Islands)*	(89)	(2,304)
Tricida, Inc.*	(1)	(38)
Ultragenyx Pharmaceutical, Inc.*	(109)	(4,655)
Vertex Pharmaceuticals, Inc.*	(10)	(2,190)
Waters Corp.*	(7)	(1,636)
Xencor, Inc.*	(15)	(516)
ZIOPHARM Oncology, Inc.*	(150)	(708)

		(163,631)

Retailing — (4.6)%
Abercrombie & Fitch Co., Class A	(613)	(10,599)
Boot Barn Holdings, Inc.*	(146)	(6,501)
CarMax, Inc.*	(14)	(1,227)
Carvana Co.*	(10)	(920)
Dick’s Sporting Goods, Inc.	(214)	(10,591)
Dollar Tree, Inc.*	(8)	(752)
Etsy, Inc.*	(146)	(6,468)
Five Below, Inc.*	(39)	(4,987)
Funko, Inc., Class A*	(19)	(326)
Grubhub, Inc.*	(176)	(8,561)
Guess?, Inc.	(100)	(2,238)
L Brands, Inc.	(310)	(5,617)
Macy’s, Inc.	(277)	(4,709)
Monro, Inc.	(33)	(2,581)
Office Depot, Inc.	(570)	(1,562)
Ollie’s Bargain Outlet Holdings, Inc.*	(18)	(1,176)
Stitch Fix, Inc., Class A*	(4)	(103)
Tiffany & Co.	(55)	(7,351)
Urban Outfitters, Inc.*	(263)	(7,304)
Wayfair, Inc., Class A*	(270)	(24,400)
Williams-Sonoma, Inc.	(39)	(2,864)

		(110,837)

Semiconductors & Semiconductor Equipment — (6.7)%
Advanced Energy Industries, Inc.*	(61)	(4,343)
Analog Devices, Inc.	(58)	(6,893)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.	(30)	$(9,481)
Brooks Automation, Inc.	(61)	(2,560)
Cabot Microelectronics Corp.	(53)	(7,649)
Cypress Semiconductor Corp.	(421)	(9,822)
Enphase Energy, Inc.*	(692)	(18,082)
Entegris, Inc.	(89)	(4,458)
First Solar, Inc.*	(217)	(12,143)
FormFactor, Inc.*	(147)	(3,818)
KLA Corp.	(14)	(2,494)
MACOM Technology Solutions Holdings, Inc.*	(187)	(4,974)
Marvell Technology Group Ltd. (Bermuda)	(606)	(16,095)
MaxLinear, Inc.*	(131)	(2,780)
Microchip Technology, Inc.	(65)	(6,807)
Micron Technology, Inc.*	(419)	(22,534)
MKS Instruments, Inc.	(68)	(7,481)
Monolithic Power Systems, Inc.	(5)	(890)
ON Semiconductor Corp.*	(12)	(293)
Photronics, Inc.*	(68)	(1,072)
Power Integrations, Inc.	(14)	(1,385)
Rambus, Inc.*	(66)	(909)
Semtech Corp.*	(131)	(6,930)
Silicon Laboratories, Inc.*	(32)	(3,711)
Xilinx, Inc.	(39)	(3,813)

		(161,417)

Software & Services — (9.4)%
2U, Inc.*	(323)	(7,749)
8x8, Inc.*	(564)	(10,321)
Altair Engineering, Inc., Class A*	(31)	(1,113)
Appian Corp.*	(62)	(2,369)
Atlassian Corp. PLC, Class A (United Kingdom)*	(5)	(602)
Autodesk, Inc.*	(20)	(3,669)
Avaya Holdings Corp.*	(81)	(1,094)
Benefitfocus, Inc.*	(149)	(3,269)
Black Knight, Inc.*	(28)	(1,805)
BlackBerry Ltd. (Canada)*	(1,183)	(7,595)
Bottomline Technologies DE, Inc.*	(12)	(643)
Box, Inc., Class A*	(128)	(2,148)
CDK Global, Inc.	(23)	(1,258)
Cloudera, Inc.*	(111)	(1,291)
Conduent, Inc.*	(747)	(4,631)
CoreLogic, Inc.*	(39)	(1,705)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Dropbox, Inc., Class A*	(631)	$(11,301)
Elastic NV (Netherlands)*	(71)	(4,565)
Envestnet, Inc.*	(59)	(4,108)
Fidelity National Information Services, Inc.	(137)	(19,055)
FireEye, Inc.*	(232)	(3,835)
Fiserv, Inc.*	(146)	(16,882)
ForeScout Technologies, Inc.*	(122)	(4,002)
Global Payments, Inc.	(18)	(3,286)
Guidewire Software, Inc.*	(64)	(7,025)
Instructure, Inc.*	(58)	(2,796)
LivePerson, Inc.*	(104)	(3,848)
LogMeIn, Inc.	(38)	(3,258)
New Relic, Inc.*	(93)	(6,111)
Palo Alto Networks, Inc.*	(71)	(16,419)
Pluralsight, Inc., Class A*	(415)	(7,142)
Rapid7, Inc.*	(37)	(2,073)
SailPoint Technologies Holding, Inc.*	(91)	(2,148)
salesforce.com, Inc.*	(113)	(18,378)
Smartsheet, Inc., Class A*	(54)	(2,426)
SVMK, Inc.*	(64)	(1,144)
Switch, Inc., Class A	(258)	(3,824)
Tenable Holdings, Inc.*	(160)	(3,834)
Twilio, Inc., Class A*	(118)	(11,597)
Varonis Systems, Inc.*	(53)	(4,119)
VMware, Inc., Class A*	(15)	(2,277)
Yext, Inc.*	(109)	(1,572)
Zscaler, Inc.*	(40)	(1,860)
Zuora, Inc., Class A*	(374)	(5,359)

		(225,506)

Technology Hardware & Equipment — (3.4)%
3D Systems Corp.*	(455)	(3,981)
Cognex Corp.	(1)	(56)
CommScope Holding Co., Inc.*	(481)	(6,825)
CTS Corp.	(1)	(30)
Dolby Laboratories, Inc., Class A	(9)	(619)
Extreme Networks, Inc.*	(296)	(2,182)
Fitbit, Inc., Class A*	(335)	(2,201)
II-VI, Inc.*	(376)	(12,660)
Infinera Corp.*	(413)	(3,279)
IPG Photonics Corp.*	(58)	(8,405)
Knowles Corp.*	(27)	(571)
Littelfuse, Inc.	(26)	(4,974)
NETGEAR, Inc.*	(17)	(417)

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

December 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetScout Systems, Inc.*	(54)	$(1,300)
nLight, Inc.*	(116)	(2,352)
Novanta, Inc. (Canada)*	(15)	(1,327)
Plexus Corp.*	(14)	(1,077)
Pure Storage, Inc., Class A*	(86)	(1,471)
Stratasys Ltd. (Israel)*	(200)	(4,045)
SYNNEX Corp.	(8)	(1,030)
Western Digital Corp.	(346)	(21,961)

		(80,763)

Telecommunication Services — (0.3)%
Bandwidth, Inc., Class A*	(34)	(2,178)
Boingo Wireless, Inc.*	(266)	(2,913)
Sprint Corp.*	(130)	(677)
Vonage Holdings Corp.*	(245)	(1,815)

		(7,583)

Transportation — (2.4)%
Air Transport Services Group, Inc.*	(226)	(5,302)
Atlas Air Worldwide Holdings, Inc.*	(6)	(165)
FedEx Corp.	(114)	(17,238)
Hawaiian Holdings, Inc.	(128)	(3,749)
Matson, Inc.	(90)	(3,672)
Ryder System, Inc.	(200)	(10,862)
Saia, Inc.*	(53)	(4,935)
SkyWest, Inc.	(120)	(7,756)
Spirit Airlines, Inc.*	(83)	(3,346)

		(57,025)

Utilities — (1.8)%
Ameren Corp.	(36)	(2,765)
Atmos Energy Corp.	(10)	(1,119)
Avangrid, Inc.	(14)	(716)
Black Hills Corp.	(54)	(4,241)
CenterPoint Energy, Inc.	(135)	(3,681)
Consolidated Edison, Inc.	(66)	(5,971)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
DTE Energy Co.	(56)	$(7,273)
Edison International	(79)	(5,957)
Eversource Energy	(38)	(3,233)
FirstEnergy Corp.	(24)	(1,166)
National Fuel Gas Co.	(50)	(2,327)
Pattern Energy Group, Inc., Class A	(29)	(776)
Portland General Electric Co.	(28)	(1,562)
Southwest Gas Holdings, Inc.	(14)	(1,063)
Spire, Inc.	(18)	(1,500)

		(43,350)

TOTAL COMMON STOCK (Proceeds $1,784,754)		(1,782,879)

TOTAL SECURITES SOLD SHORT - (74.5)%		(1,782,879)

(Proceeds $1,784,754)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%		67,551

NET ASSETS - 100.0%		$2,393,766

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at December 31, 2019. The total value of securities on loan at December 31, 2019 was $123,228, which was collateralized by $8,591 in cash and $116,721 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from 1/9/2020 - 8/15/2049.

(b)	Security is fair valued by the Adviser under direction of the Board of Trustees.
*	Non-income producing.

CVR	Contingent Value Rights
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock with an end of the period value of $1, which is considered Level 2 as of and for the period ended December 31, 2019.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.